Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9—RELATED PARTY TRANSACTIONS

Under the terms of the Management and Advisory Agreements, we historically paid each of the Former Manager and Advisor an annual fixed fee equal to 0.75% of the Company’s net asset value (“NAV), calculated quarterly. Effective January 1, 2010, the Former Manager’s fixed fee was reduced from 0.75% of NAV to 0.10% of NAV. Beginning on November 14, 2011 the Advisor will continue to be paid under the reduced fee agreement for a total aggregate compensation at 0.85% of NAV for management and advisory services provided to the Company. The fixed portion of the management and advisory fees for the years ended December 31, 2011, 2010 and 2009 were $1,789, $1,868 and $4,792, respectively. Included in manager and advisory fees payable at December 31, 2011 and 2010 was $472 and $468, respectively, of fixed fee expense.

To the extent that we build cash reserves generated by capital raised through the sale of Shares to stockholders, our Advisor has agreed to waive 0.5% of the 0.85% fixed fee expense on the cash reserves to reduce the dilutive impact to stockholders created by maintaining cash reserves.

Under the terms of the Management and Advisory Agreements, we paid the Former Manager and our Advisor an aggregate annual variable fee equal to 7.50% of the Variable Fee Base Amount based on cash flows, as defined in the Advisory Agreement, calculated quarterly. The Former Manager was allocated an increasing proportion of the variable fee to the extent the Company’s NAV increased, up to a maximum of 1.87% of the 7.50% fee paid. Effective January 1, 2010, the Former Manager waived its participation in the variable fee and the Advisor will continue its waiver of its participation in the variable fee per the terms of the Management Agreement. The Advisor will continue to receive its proportionate share of the variable fee per the terms of the Advisory Agreement. The total variable fee for the years ended December 31, 2011, 2010 and 2009 was $1,017, $1,396 and $1,621, respectively. Included in Manager and advisor fees payable at December 31, 2011 and 2010 was $176 and $309 of variable fee expense.

The Advisor receives an acquisition fee of 0.50% of the acquisition cost of each property we acquire. Total acquisition fees for the years ended December 31, 2011, 2010 and 2009 were $0, $0 and $9, respectively. There were no acquisition fees included in manager and advisory fees payable at December 31, 2011 and 2010, respectively. The Advisor may pay certain third-party due diligence costs related to acquisitions or unsuccessful acquisitions, which are reimbursable by us. Total reimbursed due diligence costs related to successful investments made by us and unsuccessful acquisitions for the years ended December 31, 2011, 2010 and 2009 were $0, respectively. There were no reimbursable due diligence costs included in accounts payable and other accrued expenses at December 31, 2011 and 2010, respectively. Beginning January 1, 2009, acquisition fees and due diligence costs for acquisitions were expensed as incurred. The Advisor does not receive a disposition fee for selling real estate investments.

On December 23, 2004, we entered into an expense limitation agreement (the “Expense Limitation Agreement”), which limits certain Company expenses to 0.75% of NAV annually. The expenses subject to the limitation include fees paid to the various professional service providers, auditors, stockholder administrator, legal counsel related to the organization of the Company or share offering, printing costs, mailing costs, fees associated with our board of directors, cost of maintaining directors and officers insurance, blue sky fees and all Company-level organizational costs. Expenses in excess of the limitation will be carried forward for up to three years and may be reimbursed to the Former Manager in a year that Company expenses are less than 0.75% of NAV, but only to the extent Company expenses do not exceed the expense limitation. Company expenses for the years ended December 31, 2010 and 2009 were limited to $1,648 and $2,396, respectively. Actual Company level expenses for the year ended December 31, 2010 were $136 more than the amount allowed under the Expense Limitation Agreement and are the responsibility of the Former Manager. The Expense Limitation Agreement expired on December 31, 2010, at which point, we became responsible for all expenses as incurred. Expenses subject to the Expense Limitation Agreement are included in the Company level expenses line on the consolidated statements of operations along with certain other Company level expenses not subject to the expense limitation agreement, such as expenses related to unsuccessful acquisitions and filing fees.

Jones Lang LaSalle Americas, Inc. (“JLL”), an affiliate of LaSalle, is paid for property management services performed at Monument IV at Worldgate, The District at Howell Mill, 105 Kendall Park Lane, Georgia Door Sales Distribution Center, 4 Research Park Drive and 36 Research Park Drive. For the years ended December 31, 2011, 2010 and 2009, JLL was paid $186, $165 and $167, respectively, for property management services performed. JLL has been hired to perform leasing services for Canyon Plaza and 111 Sutter on a contingent fee basis. JLL was paid $267, $137 and $60 for leasing services for the years ending December 31, 2011, 2010 and 2009, respectively.

Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), an affiliate of the Former Manager, was the placement agent for the Company until November 14, 2011. The placement agent receives no compensation from us for its services, but may receive compensation in the form of a placement fee from the purchasing shareholders. MLPF&S’s primary business address is: 4 World Financial Center, 250 Vesey Street, New York, NY 10080-6186. MLPF&S is an indirect, wholly-owned subsidiary of Bank of America Corporation (“BAC”).

BANA was the lender on up to $7,143 of our old line of credit, which expired in February 2010. Interest and fees paid to BANA related to the old line of credit for the years ended December 31, 2010 and 2009 were $11 and $50, respectively. We have mortgage notes payable serviced by BAC, an affiliate of the Former Manager, collateralized by Monument IV at Worldgate and Station Nine Apartments.